J.P. MORGAN EXCHANGE-TRADED FUND TRUST

270 Park Avenue

New York, NY 10017

March 2, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Exchange-Traded Fund Trust (the “Trust”)
on behalf of the funds (the “Funds”) listed on
Appendix A hereto
File Nos. 333-191837 and 811-22903

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the Funds listed on Appendix A do not differ from the prospectus contained in the Post-Effective Amendment No. 54 (Amendment No. 56 under the Investment Company Act of 1940) filed electronically on February 29, 2016.

If you have any questions, please call the undersigned at (614) 901-1370.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary

March 2, 2016	J.P. Morgan Exchange-Traded Fund Trust

Appendix A

J.P. Morgan ETF Funds

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return U.S. Equity ETF